Organization and Principal Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization and Principal Activities [Abstract]
Schedule of Company's subsidiaries and variable interest entities

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $ 100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$ 10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $ 100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$ 10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts

Schedule of HDS shareholders equity ownership percentage after second equity transfer agreement
Mr. Wang	76.65%
Madame Qi	18.53%
Mr. Han	4.82%

Schedule of carrying amount of assets and liabilities related to variable interest entity
Assets	March 31, 2014	December 31, 2013
Cash	$84,695	$1,146,546
Accounts receivable	1,837,401	418,875
Accounts receivable – related party	339,044	377,821
Due from related party	58,400	-
Inventories (current and long-term)	11,584,819	11,334,233
Prepaid expenses and other assets	13,646	2,388
Prepaid expenses - related parties	26,353	33,213
Property and equipment, net	918,823	966,148
Land use rights and yew forest assets, net	20,048,846	20,953,562
Total assets of VIE	$34,912,027	$35,232,786
Liabilities
Accrued expenses and other payables	$85,334	16,294
Taxes payable	716	9,924
Due to VIE holding companies	1,659,586	1,703,324
Due to related parties	3,380,613	4,804,661
Total liabilities of VIE	$5,126,249	$6,534,203

	December 31,
Assets	2013	2012
Cash	$1,146,546	$343,990
Accounts receivable	418,875	722,598
Accounts receivable – related parties	377,821	284,986
Inventories (current and long-term)	11,334,233	10,373,398
Prepaid expenses and other assets	2,388	-
Prepaid rent - related party	33,213	57,870
Property and equipment, net	966,148	790,563
Land use rights and yew forest assets, net	20,953,562	15,328,318
Total assets of VIE	$35,232,786	$27,901,723
Liabilities
Accounts payable	$-	$990
Accrued expenses and other payables	16,294	79,981
Taxes payable	9,924	6,305
Due to VIE holding companies	1,703,324	1,939,720
Due to related parties	4,804,661	1,900
Total liabilities of VIE	$6,534,203	$2,028,896